Common Stock - Narratives (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 21, 2023	Apr. 27, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock
Number of shares of common stock authorized			500,000,000	500,000,000	207,450,050
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			38,120,288	37,159,600	138,848,177
Priveterra common stock, outstanding prior to the Merger			38,120,288	37,159,600	138,825,356
Amount of cash dividend has been declared			$ 0	$ 0	$ 0
Number of votes per share			one	one	one
Number of shares to be received prior to merger	2.328
Number of common stock issued on conversion	1
Founder Shares
Common Stock
Common stock, par value per share	$ 0.0001
Priveterra common stock, outstanding prior to the Merger	6,900,000
Number of common stock issued on conversion	1
Number of founder shares subject to vesting and forfeiture conditions.	3,450,000	3,450,000